Schedule of intangible assets (Details) - SGD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Total	$ 97	$ 73
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets gross	90	90
Less : Amortization	(26)	(17)
Total	64	73
Student Portfolio [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets gross	36
Less : Amortization	(3)
Total	$ 33